INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred income and social contribution taxes
Non-current assets	R$ 14,660,535	R$ 5,576,253
Non-current liabilities	4,281,243	4,021,088
Total non-current assets, net	10,454,646	2,134,040
Total non-current liabilities, net	75,354	578,875
Tax loss carryforwards
Deferred income and social contribution taxes
Non-current assets	772,460	600,249
Negative tax base
Deferred income and social contribution taxes
Non-current assets	226,230	146,346
Provision for judicial liabilities
Deferred income and social contribution taxes
Non-current assets	255,947	265,571
Operating provisions and other losses
Deferred income and social contribution taxes
Non-current assets	908,399	914,696
Exchange rate variation
Deferred income and social contribution taxes
Non-current assets	7,418,386	2,001,942
Losses on derivatives
Deferred income and social contribution taxes
Non-current assets	3,678,024	618,427
Fair value adjustment on business combination - Amortization
Deferred income and social contribution taxes
Non-current assets	713,180	713,656
Unrealized profit on inventories
Deferred income and social contribution taxes
Non-current assets	357,240	293,322
Lease liabilities
Deferred income and social contribution taxes
Non-current assets	330,669	22,044
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Non-current liabilities	351,107	216,857
Property, plant and equipment - deemed cost adjustment
Deferred income and social contribution taxes
Non-current liabilities	1,487,102	1,506,220
Accelerated tax depreciation
Deferred income and social contribution taxes
Non-current liabilities	1,068,735	1,113,200
Borrowing cost
Deferred income and social contribution taxes
Non-current liabilities	118,071	104,549
Fair value of biological assets
Deferred income and social contribution taxes
Non-current liabilities	123,668	53,502
Tax provision on results of subsidiaries abroad
Deferred income and social contribution taxes
Non-current liabilities	585,516	463,850
Fair value adjustment on business combination with Fibria - Deferred taxes, net
Deferred income and social contribution taxes
Non-current liabilities	485,994	502,347
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)
Deferred income and social contribution taxes
Non-current liabilities	43,559	43,559
Other temporary differences
Deferred income and social contribution taxes
Non-current liabilities	R$ 17,491	R$ 17,004